TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts, trade receivables	$ 0	$ 0
Trade accounts receivable	8,362,000	7,997,000
Allowance for Doubtful Other Receivables	0	0
Other receivables	79,301,000	3,673,000
Trade Accounts Receivable 1 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts receivable	5,000,000
Investment Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	50,000,000
Receivable on Cancellation of Contract [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	$ 24,900,000